Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

34 Share-based compensation

We record share-based compensation arrangements in accordance with ASC 718 "Compensation—Stock Compensation". All share-based payments, including grants of stock options, performance share units, restricted share units and equity rights are recognized in our consolidated financial statements based upon their respective grant date fair value.

Share-based compensation plans for employees were introduced in 2007. Subsequent to becoming a listed company in August 2010, the Company introduced additional share-based compensation plans for eligible employees since November 2010. The plans introduced since November 2010 are referred to as the "Post-IPO Plans" and the plans introduced prior to November 2010 are referred to as the "Pre-IPO Plans".

Post-IPO Plan

After NXP Semiconductors N.V. became a publicly listed company in August 2010, additional share-based payment programs were launched since November 2010. Under these programs performance shares, stock options and restricted shares were granted to eligible employees. The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated with the Black-Scholes-Merton formula, using the following assumptions:

•

an expected life of 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, as given our equity shares have been publicly traded for only a limited period of time we do not have sufficient historical exercise data;

•	a risk-free interest rate varying from 1.2% to 2.78% (2010 grant 1.67%);

•	no expected dividend payments; and

•	a volatility of 45% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

The requisite service period for the stock options is 4 years and for performance share units and restricted share units this is 3 years.

A charge of $17 million was recorded in 2011 for Post-IPO Plans (2010: $2 million).

A summary of the status of NXP Semiconductor's Post-IPO stock options and share rights and changes during 2011 and 2010 is presented below.

Stock options

	2010		2011
	Stock options	Weighted average exercise price in USD	Stock options	Weighted average exercise price in USD
Outstanding at January 1	—	—	3,749,932	13.27
Granted	3,749,932	13.27	4,045,537	17.35
Exercised	—	—	(71,542)	13.27
Forfeited	—	—	(357,019)	13.65

Outstanding at December 31	3,749,932	13.27	7,366,908	15.49

The weighted average grant date fair value of stock options per share granted in 2011 was $7.81 (2010: $6.04).

The intrinsic value of the exercised options was $0.3 million, whereas the amount received by NXP was $1 million.

The number of vested stock options at December 31, 2011 is 853,732 (2010 was nil).

At December 31, 2011, there was a total of $38 million of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 3.5 years (2010: 3.8 years).

The outstanding options issued under the Post-IPO Plans are categorized by exercise price as follows:

USD-denominated

Year granted	Exercise price	Shares	Intrinsic value in millions	Weighted average remaining contractual term
2011	25.01	86,492	—	9.1
2011	31.81	65,330	—	9.3
2011	19.78	95,303	—	9.6
2011	16.84	3,791,052	—	9.8
2010	13.27	3,328,731	$7	8.8

The aggregate intrinsic value in the tables and text above represents the total pretax intrinsic value (the difference between the Company's closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2011.

Performance share units

	2010		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	—	—	846,819	13.27
Granted	846,819	13.27	987,225	17.38
Vested	—	—	(249,962)	13.27
Forfeited	—	—	(96,933)	13.27

Outstanding at December 31	846,819	13.27	1,487,149	16.00

The weighted average grant date fair value of performance share units granted in 2011 was $17.38 (2010: $13.27). The number of vested performance share units at December 31, 2011 is 249,962 (2010 was nil). The fair value of the performance share units at the time of vesting was $4 million.

At December 31, 2011, there was a total of $19 million of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 2.5 years.

Restricted share units

	2010		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	—	—	1,283,295	13.27
Granted	1,283,295	13.27	1,571,236	17.52
Vested	—	—	(400,835)	13.27
Forfeited	—	—	(92,890)	13.81

Outstanding at December 31	1,283,295	13.27	2,360,806	16.08

The weighted average grant date fair value of restricted share units granted in 2011 was $17.52 (2010: $13.27). The number of vested restricted share units at December 31, 2011 is 400,835 (2010 was nil). The fair value of the restricted share units at the time of vesting was $7 million.

At December 31, 2011, there was a total of $31 million of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 2.5 years.

Pre-IPO Plans

Under these plans, stock options were issued to certain employees of the Company. In addition, certain members of our management have the right to purchase depository receipts of shares of common stock of NXP Semiconductors N.V. upon exercise and payment of the exercise price, after these rights have vested and only upon a sale of shares by the Private Equity Consortium or upon a change of control (in particular, the Private Equity Consortium no longer jointly holding at least 30% of our common stock). In addition, exercise of stock options is also contingent upon a sale of shares by the Private Equity Consortium or upon a change of control as defined above.

The exercise prices of stock options granted in 2007 and 2008 range from €20.00 to €50.00 after taking into account the reverse stock split in August, 2010. Also, equity rights were granted to certain non-executive employees containing the right to acquire our shares of common stock for no consideration after the rights have vested and upon a change of control (in particular, the Private Equity Consortium no longer jointly holding 30% of our common stock).

Since none of our stock options, equity rights or shares of common stock were traded on any stock exchange until August 2010, and exercise is dependent upon certain conditions, employees can receive no value nor derive any benefit from holding these options or rights without the fulfillment of the conditions for exercise. We have concluded that the fair value of the share-based payments could best be estimated by the use of a binomial option-pricing model because such model takes into account the various conditions and subjective assumptions that determine the estimated value. In addition to the estimated value of the Company based on projected cash flows, the assumptions used were:

•

Expected life of the options and equity rights is calculated as the difference between the grant dates and an exercise triggering event not before the end of 2011. For the options granted under the Pre-IPO Plans, expected lives varying from 4.25 to 3 years have been assumed;

•	Risk-free interest rate, varying from 4.1% to 1.6%;

•	Expected asset volatility, varying from 27% to 38% (based on the average volatility of comparable companies over an equivalent period from valuation date to exit date);

•	Dividend pay-out ratio of nil;

•	Lack of marketability discounts of 26% to 35%;

•

The Business Economic Value of the Company based on projected discounted cash flows as derived from our business plan for the next 3 years, extrapolated until 2021 with 3% terminal growth rates (the discount factor was based on a weighted average cost of capital of 12.4%).

Because the options and rights are not traded, an option-based approach (the Finnerty model) was used to calculate an appropriate discount for lack of marketability. The expected life of the options and rights is an estimate based on the time period private equity on average takes to liquidate its investment. The volatility assumption has been based on the average volatility of comparable companies over an equivalent period from valuation date to exit date.

In May 2009, we executed a stock option exchange program for stock options granted up till that date, and which were estimated to be deeply out of the money. Under this stock option exchange program, stock options with new exercise prices, different volumes and, in certain cases, revised vesting schedules, were granted to eligible individuals, in exchange for their owned stock options. By accepting the new stock options all stock options (vested and unvested) owned by the eligible individuals were cancelled. The number of employees eligible for and affected by the stock option exchange program was approximately 120. Since May 2009, stock options have been granted to eligible individuals under the revised stock options program. The exercise prices of these stock options ranged from €2.00 to €40.00. No modifications occurred with respect to the equity rights of the non-executive employees.

In accordance with the provisions of ASC 718, the unrecognized portion of the compensation costs of the cancelled options continues to be recognized over their remaining requisite vesting period. For the replacement options the incremental compensation costs are determined as the difference between the fair value of the cancelled options immediately before the grant date of the replacement options and the fair value of these replacement options at the grant date. This incremental compensation cost will be recognized over a weighted average period of 2.0 years.

A charge of $14 million was recorded in 2011 (2010: $10 million, 2009: $19 million) for Pre-IPO Plans, of which $6 million related to incremental compensation costs for the modified stock option scheme (2010: $6 million; 2009 $2 million).

The requisite service period for stock options is 4 years.

The following table summarizes the information about outstanding NXP Semiconductor's Pre-IPO stock options and changes during 2010 and 2011.

Stock options

	2010		2011
	Stock options	Weighted average exercise price in EUR	Stock options	Weighted average exercise price in EUR
Outstanding at January 1	18,967,153	23.60	18,050,123	23.30
Granted	1,255,977	22.60	—	—
Exercised	—	—	(1,051,993)	6.61
Forfeited	(2,173,007)	25.51	(869,934)	22.08

Outstanding at December 31	18,050,123	23.30	16,128,196	24.46

The exercise prices range from €2.00 to €50.00

The intrinsic value of exercised options was $19 million, whereas the amount received by NXP was $9 million.

The number of vested options at December 31, 2011 was 12,194,166 (2010: 12,092,954 vested options) with a weighted average exercise price of €25.78 (2010: €15.19 weighted average exercise price).

Upon completion of the secondary offering on April 5, 2011, in total up to 22% of the options under the Pre-IPO Plans became exercisable, subject to the applicable laws and regulations.

Weighted average fair value in EUR
Weighted average grant-date fair value in euro of options granted during:
2010	1.20
2009	1.80

None of the options will expire as a result of exceeding the maximum contractual term because such maximum term is not applicable.

The outstanding options issued under the Pre-IPO plans are categorized by exercise prices as follows:

EUR-denominated

exercise price	Shares	Intrinsic value in millions
2.00 – 9.50	1, 621,567	20
15.00	5,417,961	—
20.00	1,479,889	—
30.00	3,173,527	—
40.00	3,714,612	—
50.00	720,640	—

	16,128,196	20

The aggregate intrinsic value in the tables and text above represents the total pretax intrinsic value (the difference between the Company's closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2011.

At December 31, 2011, a total of $4 million of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1 year.

A summary of the status of NXP Semiconductors' Pre-IPO equity rights and changes during 2011and 2010 is presented below. All equity rights have an exercise price of nil.

Equity rights

	2010		2011
	Shares	Weighted average grant date fair value in EUR	Shares	Weighted average grant date fair value in EUR
Outstanding at January 1	603,282	8.40	472,742	9.13
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(130,540)	5.80	(28,347)	5.80

Outstanding at December 31	472,742	9.13	444,395	9.34

In 2011 and 2010 there were no new equity rights issued. The number of vested equity rights at December 31, 2011 was 444,395 (December 31, 2010: 218,740).

At December 31, 2011, no amount of unrecognized compensation cost related to non-vested equity rights remains.

None of the equity rights are currently exercisable and none of the equity rights will expire as a result of exceeding the maximum contractual term because such maximum term is not applicable to these instruments.